VIRTUS KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.1%
Communication Services—12.0%
Auto Trader Group plc	26,638,364	$ 206,503
MediaAlpha, Inc. Class A(1)(2)(3)	3,972,151	40,953
Rightmove plc	24,163,392	160,557
		408,013

Consumer Discretionary—16.5%
Dream Finders Homes, Inc. Class A(1)(2)(3)	3,678,552	90,455
Fox Factory Holding Corp.(1)(2)	2,433,201	264,027
Holley, Inc.(1)(2)(3)	10,610,230	43,396
Ollie’s Bargain Outlet Holdings, Inc.(2)	1,450,885	84,050
Revolve Group, Inc. Class A(1)(2)	4,710,701	77,255
		559,183

Consumer Staples—2.8%
Grocery Outlet Holding Corp.(2)	2,081,022	63,700
PriceSmart, Inc.	428,298	31,720
		95,420

Financials—30.4%
FactSet Research Systems, Inc.	249,290	99,878
Goosehead Insurance, Inc. Class A(1)(2)	1,393,476	87,636
Interactive Brokers Group, Inc. Class A	2,058,856	171,029
MarketAxess Holdings, Inc.	395,052	103,275
Morningstar, Inc.	814,690	159,736
Oportun Financial Corp.(2)	1,462,554	8,731
Ryan Specialty Holdings, Inc. Class A(1)(2)	6,692,150	300,411
ServisFirst Bancshares, Inc.	2,478,065	101,402
		1,032,098

Health Care—7.1%
Mesa Laboratories, Inc.	85,353	10,968
National Research Corp.(1)	2,409,518	104,838
U.S. Physical Therapy, Inc.(1)	1,044,500	126,792
		242,598

Industrials—8.4%
AAON, Inc.	2,126,900	201,651
Omega Flex, Inc.(1)	806,308	83,679
		285,330

Information Technology—19.9%
Aspen Technology, Inc.(2)	419,668	70,341
BILL Holdings, Inc.(2)	1,423,005	166,278
BlackLine, Inc.(2)	1,542,883	83,038
nCino, Inc.(2)	4,710,977	141,895
NVE Corp.(1)	245,690	23,940
	Shares	Value

Information Technology—continued
Olo, Inc. Class A(1)(2)	8,407,821	$ 54,314
SPS Commerce, Inc.(2)	720,090	138,300
		678,106

Total Common Stocks (Identified Cost $2,322,718)		3,300,748

Total Long-Term Investments—97.1% (Identified Cost $2,322,718)		3,300,748

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(4)	55,971,311	55,971
Total Short-Term Investment (Identified Cost $55,971)		55,971

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(4)(5)	9,624,929	9,625
Total Securities Lending Collateral (Identified Cost $9,625)		9,625

TOTAL INVESTMENTS—99.1% (Identified Cost $2,388,314)		$3,366,344
Other assets and liabilities, net—0.9%		32,134
NET ASSETS—100.0%		$3,398,478

Footnote Legend:
(1)	Affiliated investment.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
United Kingdom	11
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,300,748	$3,300,748
Money Market Mutual Fund	55,971	55,971
Securities Lending Collateral	9,625	9,625
Total Investments	$3,366,344	$3,366,344
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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